Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in subsidiaries, joint ventures and associates [abstract]
Jointly Controlled by Banco Santander	R$ 613,366	R$ 495,264	R$ 578,761
Banco RCI Brasil S.A.	458,292	427,801	538,756
Norchem Participações e Consultoria S.A.	26,105	25,550	26,302
Cibrasec - Companhia Brasileira de Securitização	7,298	7,438	7,435
Estruturadora Brasileira de Projetos S.A. - EBP	3,690	4,707	6,268
Gestora de Inteligência de Crédito	59,098	29,513	0
Campo Grande Empreendimentos	255	255	0
Banco Hyundai Capital Brasil S.A. (former named BHJV Assessoria e Consultoria Empresarial Ltda.)	51,073	0	0
Santander Auto S.A.	7,555	0	0
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)	419,016	350,440	390,336
Webmotors S.A.	273,721	197,930	246,965
Tecnologia Bancária S.A. - TECBAN	144,090	151,019	142,713
PSA Corretora de Seguros e Serviços Ltda.	1,205	1,491	658
Significant Influence of Banco Santander	20,933	20,860	20,980
Norchem Holding e Negócios S.A.	20,933	20,860	20,980
Total	R$ 1,053,315	R$ 866,564	R$ 990,077